Income Tax And Social Contribution - Summary of Tax Effective Rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Tax Effective Rate [Line Items]
Profit (loss) before income taxes	R$ 212,600	R$ 192,115	R$ 77,700
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income tax benefit (expense) at statutory rates	R$ (72,284)	R$ (65,319)	R$ (26,418)
Reconciliation adjustments:
Expenses not detuctible	(93)	(323)
Tax loss compensation		361
Tax loss accrual		1,161	(822)
Tax benefits	440
Effect of presumed profit of subsidiaries	28,435	27,812	6,215
Other additions (exclusions), net	56	(175)	3
Income taxes expenses	(43,446)	(36,483)	(21,022)
Current	(42,666)	(32,359)	(19,560)
Deferred	R$ (780)	R$ (4,124)	R$ (1,462)
Effective rate	20.00%	19.00%	27.00%